Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash deposited with subsidiary bank	$ 13,590	$ 17,341
Securities available-for-sale	103,875	127,969
TOTAL ASSETS	669,978	650,314
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	604,563	589,048
Total shareholders' equity	65,415	61,266	$ 57,450	$ 52,411
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	669,978	650,314
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	921	790
Investment in subsidiary bank	64,272	60,201
Securities available-for-sale	80	64
Other assets	195	218
TOTAL ASSETS	65,468	61,273
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	53	7
Total shareholders' equity	65,415	61,266
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 65,468	$ 61,273